UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment            			[   ]  Amendment Number:
   This Amendment (Check only one):  	[   ]  is a restatement
                                 					[   ]  adds new holdings

Institutional Investment Management Filing this Report:

Name:		  Chilton Capital Management, L.P.
Address:	910 Travis, Suite 2200
       		Houston, Texas  77002

13F File Number:  28 - 7004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Managing General Partner
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	   Houston, Texas 	 9/30/99
	Signature	           City, State	 	  Date

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings
		of this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported
		are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion
		of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		              1

Form 13F Information Table Entry Total		         64

Form 13F Information Table Value Total:	$   107,777
  								Thousands)


List of Other Included Managers:

01 - Mellon Bank


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.)	Mellon Bank		28-409

                                                                   Other   Vote
  Name of Issuer   Class   CUSIP     Value   Shares   Discretion   Magers  Auth

Abbott Laboratories Com  002824100   1,569   42,765      Sole              Sole
Abbott Laboratories Com  002824100      73    2,000  Defined, 1, i    01   None
Altera Corp         Com  021441100   1,134   26,185      Sole              Sole
Alza Corp.          Com                156    3,650      Sole              Sole
American Express    Com  025816109     567    4,200  Defined, 1, i     01  None
American Home Prod  Com  026609107   2,199   52,985      Sole              Sole
American Home Prod  Com  026609107     116    2,800  Defined, 1, i     01  None
American Inter.     Com  026874107   3,124   35,935      Sole              Sole
Applied Materisals  Com  038222105   1,443   18,585      Sole              Sole
BankAmerica         Com  068055102     195    3,500  Defined, 1, i     01  None
BankAmerica         Com  068055102  38,554  692,316  Shared/Other          Sole
Bank of New York    Com  064057102     201    6,000  Defined, 1, i     01  None
Boston Scientific   Com  101137107   1,632   65,939      Sole              Sole
Boston Scientific   Com  101137107      99    4,000  Defined, 1, i     01  None
Bristol Myers Squib Com  110122108   3,097   45,895      Sole              Sole
Berkshire Hathaway  Com  084670207   2,784    1,500      Sole              Sole
Berkshire Hathaway  Com  084670207     195      105  Defined, 1, i     01  None
CitiGroup           Com  172967101   1,445   32,840      Sole              Sole
CitiGroup           Com  172967101     198    4,500  Defined, 1, i     01  None
Coco-Cola Company   Com  191216100     285    5,900  Defined, 1. i     01  None
Coco-Cola Company   Com  191216100     193    4,000      Sole              None
Cisco Systems       Com  17275R102   2,428   35,446      Sole              Sole
CV Therapeutics     Com  126667104     608   41,600      Sole              Sole
Cyberonics          Com  23251P102   2,092  117,850      Sole              Sole
Disney              Com  254687106   1,059   40,718      Sole              Sole
Eli Lilly           Com  532457108   2,843   44,295      Sole              Sole
Eli Lilly           Com  532457108     128    2,000  Defined, 1, i     01  None
Enron               Com  293561106     328    8,000      Sole              Sole
Exxon               Com  302290101     623    8,200      Sole              Sole
Ford Motor Company  Com  345370100     226    4,500  Defined, 1, i     01  None
General Electric    Com  369604103   2,154   18,165      Sole              Sole
Guidant             Com  401698105     483    9,000      Sole              Sole
GTE                 Com  362320103     550    7,154      Sole              Sole
International Bus.  Com  459200101   2,014   16,645      Sole              Sole
Intel Corp.         Com  458140100   3,693   49,695      Sole              Sole
Intel Corp.         Com  458140100     297    4,000  Defined, 1, i     01  None
I-2Technologies     Com  465754109   1,563   40,325      Sole              Sole
Mcgraw Hill Pub.    Com  580645109     290    6,000  Defined, 1, i     01  None
MCI Worldcom        Com  55268B106     722   10,058      Sole              Sole
Medtronic           Com  585055106   2,603   73,186      Sole              Sole
Medtronic           Com  585055106     142    4,000  Defined, 1, i     01  None
Merck               Com  589331107   3,466   53,484      Sole              Sole
Merck               Com  589331107     130    2,000  Defined, 1, i     01  None
Microsoft           Com  594918104   2,197   24,261      Sole              Sole
Microsoft           Com  594918104     181    2,000  Defined, 1, i     01  None
Mobil Oil           Com  607059102     861    8,550      Sole              Sole
Mobil Oil           Com  607059102     206    2,000  Defined, 1, i     01  None
Monsanto            Com  611662107   2,180   61,090      Sole              Sole
Monsanto            Com  611662107     143    4,000  Defined, 1, i     01  None
Nortel              Com  656569100   2,845   55,790      Sole              Sole
Oracle Corp         Com  68389X105     908   19,960      Sole              Sole
Parkway Properties  Com  70159Q104     198    6,125  Defined, 1, i     01  None
Pfizer              Com  717081103     277    7,725      Sole              Sole
Procter & Gamble    Com  742718109     945   10,080      Sole              Sole
Southwest Airlines  Com  844741108     179   11,812  Defined, 1, i     01  None
Southwest Airlines  Com  844741108      45    2,934      Sole              Sole
Sysco Corp          Com  871829107     491   14,000      Sole              Sole
Teco Energy         Com  872375100   2,680  126,854      Sole              Sole
Texas Instruments   Com  882508104   2,343   28,483      Sole              Sole
Unilever            Com  904784501     146    2,142  Defined, 1 i      01  None
Union Pacific       Com  907818108     207    4,300      Sole              Sole
Vornado             Com  929042109     293    9,000  Defined, 1, i     01  None
Warner Lambert      Com  934488107     196    2,950      Sole              Sole
Warner Lambert      Com  934488107     398    6,000  Defined, 1, i     01  None
Wells Fargo         Com                157    4,000  Defined, 1, i     01  None

